Other income / (losses), net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)		Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Exchange gain / (loss), net | $	$ 101			$ (30)		$ 7
Rental income | $	59			82		51
Government subsidies - Employment Support Scheme | $	147	[1]		0		0
Other income, net | $	307			52		58
Impairment loss on property, plant and equipment | $	$ 54			$ 10		$ 0
ZHEJIANG TIANLAN
Compensation income			¥ 22,548		¥ 0		¥ 0
Gain on disposal of property, plant and equipment			0		39		0
Investment income			266		0		1,661
Others			4,535		280		1,363
Reversal of allowance for doubtful accounts			6,463		0		0
Subsidy income			5,834		5,957		5,537
Other income, net			39,646		6,276		8,561
Bad debts written off			0		5,383		13,946
Impairment loss on contract assets			1,399		0		0
Impairment loss on long-term investments			1,340		0		0
Impairment loss on property, plant and equipment			2,742		0		33,500
Investment loss			0		241		0
Other losses, net			¥ 5,481		¥ 5,624		¥ 47,446

[1]	The amount represents salaries and wage subsidies granted under Anti-Epidemic Fund by the Government of the Hong Kong Special Administrative Region for the use of paying wages of employees from June to November 2020.